Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt
8.
Debt

The aggregate principal amount of debt outstanding as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Senior secured notes	$2,081	$8,900
Note payable - related parties	2,305	—
	$4,386	$8,900

Current and non-current debt obligations reflected in the condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Current liabilities:
Note payable - related parties	$2,305	$—
Debt, current portion	2,305	—
Non-current liabilities:
Senior secured notes	2,081	8,900
Debt, net of current portion	2,081	8,900
Total Debt	$4,386	$8,900

Senior Notes

On June 13, 2023, Legacy Zapata entered into a senior note purchase agreement with and issued senior promissory notes to certain lenders. Under the agreements, Legacy Zapata was permitted to issue convertible notes in an aggregate principal amount of up to $20,000 (the “Senior Notes”). The Senior Notes accrued interest at a rate of 20.0% per annum, had a maturity date of June 13, 2024, and could be extended one year from the maturity date at the option of Legacy Zapata. The Senior Notes were convertible in connection with a business combination between Legacy Zapata and a publicly traded special purpose acquisition company, including the Merger, or in connection with an IPO, in each on or prior to the maturity date, at a conversion price of $8.50 per share. On December 22, 2023, the aggregate principal amount of $5,625 plus accrued and unpaid interest of $557 of the Senior Notes were exchanged for $6,182 of the aggregate principal amount of the Senior Secured Notes (as defined below). Accrued and unpaid interest on the borrowings under the Senior Notes prior to the exchange was calculated at an interest rate of 20.0% based on the 365-day period from the issuance date to the amendment date. As of December 22, 2023, all Senior Notes were canceled in exchange for Senior Secured Notes with a principal amount equal to the principal amount of the Senior Notes plus accrued and unpaid interest through the date immediately prior to the exchange.

Senior Secured Notes

On December 22, 2023, Legacy Zapata entered into a Security Agreement and Senior Secured Note Purchase Agreement (collectively, the “Senior Secured Notes Agreements”) with new and existing noteholders. Under the Senior Secured Notes Agreements, Legacy Zapata was authorized to issue convertible notes (the “Senior Secured Notes”) in an aggregate principal amount of up to $14,375 and offered to exchange its outstanding Senior Notes for Senior Secured Notes. The Senior Secured Notes accrue interest at a compound rate of 15.0% per annum and mature on December 15, 2026. The Senior Secured Notes Agreements allowed existing noteholders the option to surrender their existing Senior Notes in exchange for Senior Secured Notes of an equal aggregate principal amount plus accrued and unpaid interest. All existing holders of Senior Notes exercised this option. The total principal and accrued interest of Senior Notes exchanged amounted to $5,625 and $557, respectively. The Company determined that the exchange is a debt extinguishment. As of December 31, 2023, Legacy Zapata had an outstanding balance of Senior Secured Notes of $8,900, which was netted with $158 of unamortized debt issuance costs.

From January through March 2024, Legacy Zapata issued $7,150 in additional aggregate principal amount of Senior Secured Notes, which includes certain Senior Secured Notes with an aggregate principal amount of $1,150 that were issued to third party advisors in lieu of cash payment for services rendered to Legacy Zapata related to the Merger (Note 3). The Senior Secured Notes were or are, as applicable, convertible at the option of the holder in connection with a business combination between Legacy Zapata and a publicly-traded special purpose acquisition company, including the Merger, or in connection with an initial public offering, in each case on or prior to the maturity date, at a conversion price (as may be adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) of (i) $4.50 per share at the closing of such business combination, including the Merger, or initial public offering, as applicable, or (ii) $8.50 per share at any time after the closing of such business combination, including the Merger, or initial public offering, as applicable.

The Senior Secured Notes issued from January 2024 to March 2024 totaling $6,150 were issued at a substantial premium. Accordingly, the Company accounted for the issuance of these Senior Secured Notes under the amortized cost model, which is the principal plus accrued interest. The remaining Senior Secured Note issued to a third-party advisor totaling $1,000 is carried at redemption value, which is the principal plus accrued interest.

The Company issued a Senior Secured Note to a third party for capital market advisory services that vested contingently with the Merger. Upon the satisfaction of the performance condition as described in the agreement, the Company accounted for the Senior Secured Note as a stock-based award granted to a non-employee and measured the award based on the fair value on the Merger date, with the liability portion of the award recorded as Senior Secured Notes at the redemption value, and the excess fair value recorded as a Loss on issuance of convertible note within total other expense, net in the condensed consolidated statements of operations and comprehensive loss.

The aggregate premium associated with the Senior Secured Notes, which was recorded as a loss on the issuance date of $9,776 was recorded within other income (expense) and as additional paid-in capital. For the three and six months ended June 30, 2024 the Company recognized $77 and $493 in interest expense related to contractual interest on the Senior Secured Notes, which is recorded in interest expense within the condensed consolidated statement of operations and comprehensive loss. Legacy Zapata incurred an additional $210 of debt issuance costs in connection with the Senior Secured Notes issued from January 2024 to March 2024 and were accounted as a debt discount, of which $53 was settled through the issuance of 11,666 shares of the Company’s common stock upon the Closing of the Merger (see Note 3). The Company recognized $368 in interest expense associated with the accelerated amortization of debt issuance costs upon the conversion of a portion of the outstanding Senior Secured Notes at the Closing of the Merger, which is recorded in interest expense within the condensed consolidated statement of operations and comprehensive loss.

The aggregate premium associated with the Senior Secured Notes issued during the six months ended June 30, 2024 was estimated utilizing a binomial lattice model which includes a combination of the discounted cash flow and optional conversion with De-SPAC features. The following table presents the significant unobservable inputs that were included in the discounted cash flow feature and the optional conversion with De-SPAC feature for the period of January 1, 2024 to March 27, 2024 (the last issuance date):

Significant Unobservable Input	Input Range
Model	Discounted cash flow
Discount rate	29.7% to 31.4%
Model	Optional conversion with De-SPAC
Closing stock price	$9.49 to $10.97
Expected annual volatility	55.0%
Risk free rate	4.2% to 4.4%
Dividend yield	0.0%
Preferred yield	29.7% to 31.4%

Upon the Closing of the Merger, a portion of the aggregate outstanding the Senior Secured Notes converted into 3,257,876 shares of the Company’s common stock (856,202 shares to related parties). Upon the conversion of the Senior Secured Notes, the principal balance of the debt of $14,207 and associated accrued interest of $453 were converted, resulting in an increase in common stock and additional paid-in capital of $14,660. Certain holders of the Senior Secured Notes, holding $2,081 in aggregate principal and accrued interest as of June 30, 2024, did not convert their Senior Secured Notes into shares of the Company’s common stock.

The Company recognizes the remaining Senior Secured Notes at amortized cost. As of June 30, 2024, the $2,081 of aggregate principal and accrued interest on the outstanding Senior Secured Notes did not include any associated costs that are being recorded as a debt discount and amortized over the remaining term of the outstanding Senior Secured Notes. The $2,081 of aggregate principal and accrued interest on the outstanding Senior Secured Notes mature on December 15, 2026.

Notes Payable - Related Parties

To finance transaction costs in connection with the Merger, the Sponsor and certain of AAC’s officers and directors made working capital loans (the “Notes Payable – Related Party”) to AAC prior to the Closing. The Notes Payable – Related Party would either be repaid upon the consummation of the Merger, without interest, or at AAC’s discretion, up to $1,500 of such Notes Payable –

Related Party could be convertible into Private Placement Warrants of the Company at a price of $1.00 per warrant at the Closing Date of the Merger (see Note 11).

On March 28, 2024, the terms of the Notes Payable – Related Party were amended, pursuant to which the outstanding principal balance plus the accrued interest of $2,619, which was also due per its terms at the Closing of the Merger was deferred and became due in monthly installments (including interest accruing from the Closing of the Merger through the payment date) for twelve months thereafter beginning thirty days following the effectiveness of the Lincoln Park Registration Statement (see Notes 3 and 10). The Lincoln Park Registration Statement was declared effective on April 18, 2024. Upon the closing of the Merger, none of the note holders elected to exercise their option of converting their respective loans into warrants. The Notes Payable – Related Party bear interest at a rate of 4.5% per annum. The Company accounted for the Notes Payable – Related Party under the amortized cost model. As of June 30, 2024, the outstanding balance of the Notes Payable – Related Party was $2,305 within the Company’s condensed consolidated balance sheet. There was no unamortized debt discount related to Notes Payable – Related Party as of June 30, 2024.

As of June 30, 2024, future minimum payments required on the Senior Secured Notes and the Notes Payable – Related Party are as follows:

Year Ending	Amount
2024 (remaining)	$1,576
2025	796
2026	2,081
Total future minimum payments	4,453
Less: imputed interest	(67)
Total Debt	$4,386

Zapata Computing, Inc. [Member]
Debt Instrument [Line Items]
Debt
6.
Debt

Senior Notes

On June 13, 2023, the Company entered into a senior note purchase agreement with and issued senior promissory notes to certain lenders. Under the agreements, the Company was permitted to issue convertible notes in an aggregate principal amount of up to $20,000 (the “Senior Notes”). The Senior Notes accrued interest at a rate of 20.0% per annum, had a maturity date of June 13, 2024, and could be extended one year from the maturity date at the option of the Company. There were no principal or interest payments due until maturity. On the maturity date, one-fourth of the accrued unpaid interest of the Senior Notes would be payable by the Company in shares of common stock of the Company.

The Company was permitted to prepay the Senior Notes and any accrued interest prior to the maturity date. Upon notice of a prepayment by the Company, each noteholder had the option to (in lieu of receiving the prepayment) convert the portion of their respective note subject to prepayment into shares of common stock of the Company at a price per share equal to the fair market value on the date notice of the prepayment is provided.

Upon a change of control of the Company prior to the maturity date, each noteholder had the option to receive consideration equal to the amount that the noteholder would have received as though their respective note was converted into Series B-2 Convertible Preferred Stock (“Series B-2 Preferred Stock”) effective immediately prior to the change of control. The consideration received would be equal to the quotient obtained by dividing (i) the amount of any accrued and unpaid interest and any principal of each noteholder’s respective note by (ii) the lesser of 0.85 times the original issue price of the Series B-2 Preferred Stock as defined in the Certificate of Incorporation of the Company and $250,000 divided by the Company’s aggregate outstanding shares of common stock on the conversion date (the “Capped Price”).

In the event that the Company completed an equity financing prior to the maturity date in which it sold and issued shares of the Company’s equity securities with gross proceeds exceeding $6,000, each noteholder had the option to convert any accrued and unpaid interest and outstanding principal of their respective note into shares of the newly issued equity securities at a price per share equal to the lesser of (i) 0.85 times the price per share to be paid by the investors in the equity financing and (ii) the Capped Price. Additionally, if the Company consummated an initial public offering (“IPO”) before the maturity date, each Senior Note would automatically convert into shares of common stock equal to the quotient of (i) the amount of any accrued and unpaid interest and any principal of such noteholder’s convertible note outstanding by (ii) the IPO conversion price, which is equal to the lesser of 0.85 times the price per share to be paid by the investors in the IPO and the Capped Price.

In the event of a private investment in public equity (“PIPE”) contemporaneously and in connection with the completion of a business combination between the Company and a special purpose acquisition company (a “De-SPAC Transaction”), while the Senior Notes remain outstanding, the Company would cause the special purpose acquisition company to agree in writing with each noteholder to permit its convertible note to be surrendered and exchanged at the closing of the PIPE for shares of capital stock of the surviving company (“Pubco”) at the lesser of (i) 0.85 times the price per share to be paid by the PIPE subscribers and (ii) the Capped Price. In the event the De-SPAC Transaction does not include a PIPE, while the Convertible Notes remain outstanding, the Company would cause the special purpose acquisition company to enter into a written agreement with each noteholder to permit its Senior Note to be surrendered and exchanged at the closing of the De-SPAC Transaction for shares of capital stock of Pubco at the lesser of (i) 0.85 times the price per share to be paid by the investors in the special purpose acquisition company’s IPO and (ii) the Capped Price.

Senior Secured Notes

On December 15, 2023, the Company entered into a Security Agreement and Senior Secured Note Purchase Agreement (collectively, the “Senior Secured Notes Agreements”) with new and existing noteholders. Under the Senior Secured Notes Agreements, the Company was authorized to issue convertible notes (the “Senior Secured Notes”) in an aggregate principal amount of up to $14,375 and offered to exchange its outstanding Senior Notes for Senior Secured Notes. The Senior Secured Notes accrue interest at a compound rate of 15.0% per annum and mature on December 15, 2026. The Senior Secured Notes Agreements allowed existing noteholders the option to surrender their existing Senior Notes in exchange for Senior Secured Notes of an equal aggregate principal amount plus accrued and unpaid interest. All existing holders of Senior Notes exercised this option. The total principal and accrued interest of Senior Notes exchanged amounted to $5,625 and $557, respectively. The Company determined that the exchange is a debt extinguishment, and recorded a loss on the Senior Notes of $6,864, which was calculated as the fair value of the Senior Notes immediately after the exchange less their fair value immediately before the exchange. The loss on extinguishment of the Senior Notes was recorded within other income (expense), net within the consolidated statement of operations and comprehensive loss.

As of December 31, 2023, the Company had issued Senior Secured Notes with an aggregate principal value of $9,057, comprised of $6,182 from the conversion of the Senior Notes and $2,875 of newly issued Senior Secured Notes. The Senior Secured Notes were issued at a substantial premium. Accordingly, the Company accounted for the Senior Secured Notes under the amortized cost model. The premium associated with the Senior Secured Notes, which was recorded as a loss on the issuance date of $11,086 was recorded within other income (expense) and as additional paid-in capital.

From the issuance date of the Senior Secured Notes through December 31, 2023, the Company recognized $63 in interest expense, which is recorded in other income (expense), net within the consolidated statement of operations and comprehensive loss. Debt issuance costs incurred in connection with the Senior Secured Notes were $157 and were accounted for as a discount.